Consolidated Statements of Financial Position - CAD ($) $ in Millions	Mar. 29, 2020	Mar. 31, 2019
Current assets
Cash	$ 31.7	$ 88.6
Trade receivables	32.3	20.4
Inventories	412.3	267.3
Income taxes receivable	12.0	4.0
Other current assets	35.9	32.9
Total current assets	524.2	413.2
Deferred income taxes	40.8	12.2
Property, plant and equipment	115.1	84.3
Intangible assets	161.7	155.6
Right-of-use assets	211.8	0.0
Other long-term assets	6.0	7.0
Goodwill	53.1	53.1
Total assets	1,112.7	725.4
Current liabilities
Accounts payable and accrued liabilities	136.8	110.4
Provisions	15.6	8.1
Income taxes payable	13.0	18.1
Short-term borrowings	0.0	0.0
Lease liabilities	35.9	0.0
Total current liabilities	201.3	136.6
Provisions	21.4	14.7
Deferred income taxes	15.1	16.7
Revolving facility	0.0	0.0
Term loan	158.1	145.2
Lease liabilities	192.0	0.0
Other long-term liabilities	4.6	13.1
Total liabilities	592.5	326.3
Shareholders' equity	520.2	399.1
Total liabilities and shareholders' equity	$ 1,112.7	$ 725.4